Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Fax: 484-583-5849

Email: sam.goldstein@lfg.com

VIA EDGAR

May 20, 2016

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742

Dear Mr. Zapata:

Attached for filing via EDGAR is a Registration Statement on Form N-14 of the above-referenced registrant (the “Registrant”). The Registration Statement is being filed to register additional shares and to solicit shareholder approval for the proposed merger of the LVIP BlackRock Emerging Market Managed Volatility Fund into the LVIP SSGA International Managed Volatility Fund, each a series of the Trust.

The proposed effective date of the attached Registration Statement is June 19, 2016.

Very truly yours,

/s/ Sam Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel – Funds Management

Enclosures

cc:	Jill R. Whitelaw, Esq.